Organization and Principal Activities	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities

Note 1 - Organization and principal activities

NCF Wealth Holdings, Ltd. (“the Company”, “Parent” or “NCF”) was established in the British Virgin Islands on December 13, 2011 with the former name of Frontier Financial Rental Co., Ltd., and was renamed NCF Wealth Holdings Limited in November 2015. The Company has wholly-owned subsidiaries that are incorporated in the British Virgin Islands (“BVI”), and also has various subsidiaries that are incorporated in Hong Kong and People Republic of China (“PRC”).

Since 2013, the Company operates an online marketplace with a brand name of ‘Wangxin Puhui’ through its subsidiaries and variable interest entities and its subsidiaries, (“consolidated VIEs”), (collectively, the “Group”). This is an online Peer-to-peer, (“P2P”) platform matching borrowers with investors and facilitating transactions. Wangxin Puhui offers qualified borrowers a quick and convenient access to affordable credit at competitive prices. To provide a transparent marketplace, the interest rates, transaction fees, and other charges are all clearly disclosed to borrowers upfront.

Since 2016, NCF Wealth Group also operates an internet platform with a brand of ‘Wangxin’ which is positioned as an open platform for financial technology, providing information publishing, information display, information exchange, and online user diversion services for a variety of organizations including insurance sales, securities, fund sales. At the same time, Wangxin provides technology platforms and operational solutions for various cooperative organizations, and to helps cooperative organizations to improve the efficiency of customer management. The Group also provides Premier Wealth Management (“PWM”) services to investors and facilitate the matching of investors with borrowers.

In March 2017, NCF Wealth Group launched a new program to promote exchange administered product program (“E-APP”) to investors and borrowers. The E-APP includes (I) product registration services and (II) promotion services on best efforts basis and (III) Data Processing Technical Services.

The Company is controlled by Great Reap Ventures Limited, which owns 54% of the Company’s ordinary shares as of December 31, 2018. The remaining 46% of the shares are widely held. The ultimate controlling party of the Group is the Founder (defined below).

Merger Agreement entered with Hunter Maritime Acquisition Corp.

On October 5, 2018, the Group entered into a definitive agreement to complete a business combination (the “Transaction”) with Hunter Maritime Acquisition Corp. (Nasdaq: HUNT) (“Hunter”), a special purpose acquisition company. Hunter has established a wholly-owned subsidiary that will acquire the Group by way of merger in an all-stock transaction which values the Group at an equity value of $2,000,000,000. Hunter has agreed to issue 200,000,000 Class A common shares of Hunter’s to the shareholders of the Group at the closing of the merger. The shareholders of the Group shall also be entitled to receive up to 50,000,000 additional Class A common shares if Hunter meets certain financial performance targets for the 2019 and 2020 fiscal years. The Transaction was consummated on March 21, 2019.

Reorganization

Acquisition of Yinghua Wealth Investment Management Holdings Co., Ltd. (“Yinghua Wealth”)

In May 2018, the Group acquired 91.91% equity interest in Yinghua Wealth for a total consideration of $5,136,107 (RMB 34,000,000). Yinghua Wealth acts as an agent to introduce potential investors to other parties to purchase contractual funds or private equity funds, Yinghua Wealth is controlled by Mr. Zhenxin Zhang, who is the founder (“Founder”) of the Company.

The consideration of $5,136,107 was paid on June 5, 2018 and was recorded with an offsetting adjustment to equity in accordance with ASC 805-50-25-2.B.

Acquisition and disposition of Tianjin Yuanrong Asset Management Co., Ltd (“Tianjin Yuanrong”)

In December 2016, the Group acquired a 100% equity interest in Tianjin Yuanrong for a total consideration of $1,632,280 (RMB 10,000,000) from the Founder. Tianjin Yuanrong primarily engages in asset management, investment advisory, and financial consulting services. Tianjin Yuanrong is also controlled by the Founder. The consideration was recorded with an offsetting adjustment to equity in the combined and consolidated statements of equity in accordance with ASC 805-50-25-2.B. The consideration was paid in early 2018.

As the Group, Yinghua Wealth and Tianjin Yuanrong are under the common control of the Founder before and after the acquisition, the acquisition of Yinghua Wealth and Tianjin Yuanrong was accounted for as a reorganization of entities under common control in a manner similar to a pooling of interest using historical cost in accordance with ASC 805-50-05-5. As a result of the reorganization, the 91.91% net assets of Yinghua Wealth and 100% net assets of Tianjin Yuanrong have been presented as “combined” with the Group at their carrying values as though the transaction occurred at the beginning of periods presented, in which the common control existed. All significant intercompany accounts and transactions among the Group, Yinghua Wealth and Tianjin Yuanrong have been eliminated for all periods presented.

On August 31, 2018, Tianjin Yuanrong was sold to an unrelated third party for a total consideration of $1,452,370 (RMB 10,000,000), resulting in a loss from disposition of $69,012. This disposition did not qualify as discontinued operations as it does not represent a strategic shift that has had a major impact on the Group’s operations or financial results.

As of December 31, 2018, the Group’s subsidiaries and consolidated VIEs are incorporated in the following jurisdictions:

Name	Incorporation date	Place of incorporation/ establishment	Percentage of ownership	Principal activities
Beijing Yinghua Wealth Investment Management Holdings Co., Ltd. (“Yinghua Wealth”)	April 11, 2011	PRC	91.91%	Investment consulting
Beijing Oriental Union Investment Management Co., Ltd. (“Beijing Oriental”)	June 21, 2011	PRC	Consolidated VIE	Services for online marketplace
UCF Huarong Investment Co., Ltd. (UCF)	December 23, 2011	Hong Kong	100%	Holding company
Beijing NCF Financial Services Information Technology Co., Ltd. (“NCF Financial”)	April 15, 2014	PRC	100%	Financing / Investment advisory services provider
Beijing Jing Xun Shi Dai Technology Co., Ltd. (“Jing Xun Shi Dai”)	June 27, 2014	PRC	Consolidated VIE	Services for online marketplace
State Ace Ltd. (SAL)	October 22, 2015	BVI	100%	Holding company
Zhan Yang Ltd. (ZYL)	October 22, 2015	BVI	100%	Holding company
Tall Lead Ltd. (TLL)	October 22, 2015	BVI	100%	Holding company
NCF Development Co., Ltd. (NCFD)	November 16, 2015	Hong Kong	100%	Holding company
NCF International Ltd. (NCFI)	November 16, 2015	Hong Kong	100%	Holding company
Shenzhen Yifang Yurong Financial Information Technology Service Co., Ltd. (“Yifang Yurong”)	December 1, 2015	PRC	100%	Investment consulting
Shenzhen Yingxin Fund Sales Limited Liability Co., Ltd. (“Yingxin Fund Sales”)	December 29, 2015	PRC	100%	Fund sales agency
Beijing NCF Cloud Services Information Technology Co., Ltd. (“Cloud Services”)	January 5, 2016	PRC	100%	Technology development and services
Shanghai Cenmu Business Information Consulting Co., Ltd.	January 17, 2017	PRC	100%	Business consulting
Xinzu (Beijing) Technology Co., Ltd.	May 5, 2017	PRC	Consolidated VIE as a subsidiary of Jing Xun Shi Dai	Technology development and consulting
Shanghai NCF Puhui Business Consulting Co., Ltd.	July 30, 2018	PRC	100%	Business consulting